Davis Global Fund
Fund Summary: Davis Global Fund
Investment Objective
Davis Global Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis Global Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Global Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 32 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Global Fund	Davis Global Fund - Class A	Davis Global Fund - Class B	Davis Global Fund - Class C	Davis Global Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	0.50%	4.00%	1.00%	none
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	(2.00%)	(2.00%)	(2.00%)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Global Fund		Davis Global Fund - Class A	Davis Global Fund - Class B	Davis Global Fund - Class C	Davis Global Fund - Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.17%	1.00%	1.00%	none
Other Expenses		0.33%	0.68%	0.41%	0.21%
Total Annual Operating Expenses		1.05%	2.23%	1.96%	0.76%
Less Fee Waiver or Expense Reimbursement	[1]	none	none	none	none
Net Expenses		1.05%	2.23%	1.96%	0.76%
[1]	 The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%) until March 1, 2013. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to March 1, 2013, without the consent of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Global Fund for the time periods indicated. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Global Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Global Fund - Class A	577	793	1,027	1,697
Davis Global Fund - Class B	626	997	1,395	2,125
Davis Global Fund - Class C	299	615	1,057	2,285
Davis Global Fund - Class Y	78	243	422	942

Expense Example, No Redemption Davis Global Fund (USD $)	Expense Example, No Redemption, 1 YEAR	Expense Example, No Redemption, 3 YEARS	Expense Example, No Redemption, 5 YEARS	Expense Example, No Redemption, 10 YEARS
Davis Global Fund - Class A	577	793	1,027	1,697
Davis Global Fund - Class B	226	697	1,195	2,125
Davis Global Fund - Class C	199	615	1,057	2,285
Davis Global Fund - Class Y	78	243	422	942

Portfolio Turnover
Davis Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Global Fund's portfolio primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts and Global Depository Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Typically, the Fund makes investments in a number of different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis Global Fund

You may lose money by investing in Davis Global Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Global Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

During the period from inception (December 22, 2004) through December 29, 2006, only the directors, officers and employees of Davis Global Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. Since inception, the Fund's investment strategies and operations have remained substantially the same.

Calendar Year Total Returns for Class A Shares

Davis Global Fund Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Davis Global Fund	Past 1 Year	Past 5 Years	Lifetime	Inception Date
MSCI ACWI (All Country World Index) - reflects no deduction for fees, expenses or taxes	(7.35%)	(1.93%)	3.01%
Davis Global Fund - Class A	(17.63%)	(4.17%)	2.89%	Dec. 22, 2004
Davis Global Fund - Class A return after taxes on distributions	(17.59%)	(4.19%)	2.81%
Davis Global Fund - Class A return after taxes on distributions and sale of fund shares	(11.33%)	(3.39%)	2.59%
Davis Global Fund - Class B	(17.98%)	(4.64%)	2.49%	Dec. 22, 2004
Davis Global Fund - Class C	(15.20%)	(4.18%)	2.57%	Dec. 22, 2004
Davis Global Fund - Class Y	(13.35%)		(6.87%)	Feb. 25, 2007

Davis Global Fund | Davis Global Fund - Class A
Highest/Lowest quarterly results during this time period were: Highest quarter 32.48% for the quarter ended June 30, 2009 Lowest quarter (22.95)% for the quarter ended December 31, 2008
Davis International Fund
Fund Summary: Davis International Fund
Investment Objective
Davis International Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis International Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 32 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis International Fund	Davis International Fund - Class A	Davis International Fund - Class B	Davis International Fund - Class C	Davis International Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.)	0.50%	4.00%	1.00%	none
Redemption fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	(2.00%)	(2.00%)	(2.00%)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis International Fund		Davis International Fund - Class A	Davis International Fund - Class B	Davis International Fund - Class C	Davis International Fund - Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.19%	1.00%	1.00%	none
Other Expenses		0.65%	3.76%	1.58%	0.34%
Total Annual Operating Expenses		1.39%	5.31%	3.13%	0.89%
Less Fee Waiver or Expense Reimbursement	[1]	(0.09%)	(3.01%)	(0.83%)	none
Net Expenses		1.30%	2.30%	2.30%	0.89%
[1]	 The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%) until March 1, 2013. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to March 1, 2013, without the consent of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis International Fund for the time periods indicated. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis International Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis International Fund - Class A	610	894	1,199	2,064
Davis International Fund - Class B	930	1,886	2,835	4,107
Davis International Fund - Class C	416	966	1,640	3,439
Davis International Fund - Class Y	91	284	493	1,096

Expense Example, No Redemption Davis International Fund (USD $)	Expense Example, No Redemption, 1 YEAR	Expense Example, No Redemption, 3 YEARS	Expense Example, No Redemption, 5 YEARS	Expense Example, No Redemption, 10 YEARS
Davis International Fund - Class A	610	894	1,199	2,064
Davis International Fund - Class B	530	1,586	2,635	4,107
Davis International Fund - Class C	316	966	1,640	3,439
Davis International Fund - Class Y	91	284	493	1,096

Portfolio Turnover
Davis International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis International Fund's portfolio primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts and Global Depository Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Typically, the Fund makes investments in a number of different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Principal Risks of Investing in Davis International Fund

You may lose money by investing in Davis International Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis International Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index) ex USA, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

During the period from inception (December 29, 2006) through December 30, 2009, only the directors, officers and employees of Davis International Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. Since inception, the Fund's investment strategies and operations have remained substantially the same.

Calendar Year Total Returns for Class A Shares

Davis International Fund Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Davis International Fund	Past 1 Year	Past 5 Years	Lifetime	Inception Date
MSCI ACWI (All Country World Index) ex USA - reflects no deduction for fees, expenses or taxes	(13.71%)	(2.92%)	(2.92%)
Davis International Fund - Class A	(24.20%)	(5.35%)	(5.35%)	Dec. 29, 2006
Davis International Fund - Class A return after taxes on distributions	(24.27%)	(5.39%)	(5.38%)
Davis International Fund - Class A return after taxes on distributions and sale of fund shares	(15.33%)	(4.34%)	(4.33%)
Davis International Fund - Class B	(25.86%)	(6.15%)	(5.96%)	Dec. 29, 2006
Davis International Fund - Class C	(23.65%)	(5.80%)	(5.79%)	Dec. 29, 2006
Davis International Fund - Class Y	(21.70%)		(5.05%)	Dec. 31, 2009

Davis International Fund | Davis International Fund - Class A
Highest/Lowest quarterly results during this time period were: Highest quarter 29.52% for the quarter ended June 30, 2009 Lowest quarter (24.95)% for the quarter ended September 30, 2011